Investment Securities - Securities in Continuous Loss Position (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, unrealized gross losses	$ (804)	$ (29,854)
Less than 12 months, fair value	240,610	1,124,253
12 months or more, unrealized gross losses	(2,323)	(63,328)
12 months or more, fair value	373,143	1,284,504
Total, unrealized gross losses	(3,127)	(93,182)
Total, fair value	613,753	2,408,757
Corporate debt securities
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, unrealized gross losses	0	(929)
Less than 12 months, fair value	0	49,072
12 months or more, unrealized gross losses	(50)	(14)
12 months or more, fair value	24,950	24,988
Total, unrealized gross losses	(50)	(943)
Total, fair value	24,950	74,060
Municipal bonds
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, unrealized gross losses		(24)
Less than 12 months, fair value		1,374
12 months or more, unrealized gross losses		0
12 months or more, fair value		0
Total, unrealized gross losses		(24)
Total, fair value		1,374
U.S. government and agency securities
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, unrealized gross losses	(656)	(141)
Less than 12 months, fair value	152,715	37,565
12 months or more, unrealized gross losses	(960)	(1,645)
12 months or more, fair value	77,391	76,499
Total, unrealized gross losses	(1,616)	(1,786)
Total, fair value	230,106	114,064
Equity securities
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, unrealized gross losses		(12)
Less than 12 months, fair value		488
12 months or more, unrealized gross losses		0
12 months or more, fair value		0
Total, unrealized gross losses		(12)
Total, fair value		488
Mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, unrealized gross losses	(148)	(28,748)
Less than 12 months, fair value	87,895	1,035,754
12 months or more, unrealized gross losses	(1,313)	(61,669)
12 months or more, fair value	270,802	1,183,017
Total, unrealized gross losses	(1,461)	(90,417)
Total, fair value	$ 358,697	$ 2,218,771